Investment Property, Net - Changes in Carrying Amount of Investment Property (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Beginning	₩ 1,064,914	₩ 1,117,720
Acquisitions	44,106	77,420
Disposals	(59,633)	(47,231)
Depreciation	(70,652)	(24,041)
Others	(50,120)	(58,954)
Ending	928,615	1,064,914
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning	360,402	392,723
Acquisitions	1,327	20,941
Disposals	(26,826)	(37,725)
Depreciation	(16,743)
Others	(39,575)	(15,537)
Ending	278,585	360,402
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning	634,040	671,539
Acquisitions	727	38,831
Disposals	(32,807)	(9,506)
Depreciation	(28,358)	(23,450)
Others	(2,267)	(43,374)
Ending	571,335	634,040
Structures [member]
Disclosure of detailed information about investment property [line items]
Beginning	6,281	2,147
Depreciation	(603)	(591)
Others	(4,270)	4,725
Ending	1,408	6,281
Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Beginning	64,191	51,311
Acquisitions	42,052	17,648
Depreciation	(24,948)
Others	(4,008)	(4,768)
Ending	₩ 77,287	₩ 64,191